UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.9%
Arbor I Ltd., Catastrophe Linked Nts., Series 2004-4, 16.49%,
3/15/06 1                                                               $    250,000      $     253,774
--------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                        2,334,011          2,329,868
--------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2004-A, Cl. A2, 1.88%, 10/25/06                                            5,745,757          5,727,330
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                      4,660,000          4,654,166
--------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                       815,436            814,527
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                     1,380,224          1,374,911
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2                                   2,806,454          2,797,355
--------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                       937,362            937,425
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                     2,147,896          2,146,777
Series 2003-4, Cl. 1A1, 2.538%, 9/25/17 1                                    646,227            646,574
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                    2,051,000          2,044,115
--------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                      1,217,622          1,225,241
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                        603,078            602,743
--------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 2                                        4,080,000          4,062,643
--------------------------------------------------------------------------------------------------------
CIT Group Home Equity Loan Trust, Home Equity Loan Asset-Backed
Certificates, Series 2003-1, Cl. A2, 2.35%, 4/20/27                        2,309,481          2,305,118
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                     4,602,000          4,633,787
--------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 2.518%, 5/25/33 1                                    382,030            382,276
Series 2003-3, Cl. AF1, 2.538%, 8/25/33 1                                  1,630,022          1,631,114
--------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Manufactured Housing
Contract Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl.
M2, 10.32%, 12/1/30 2                                                      1,005,329             65,975
--------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2      14,441,000         14,872,528
--------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                      2,224,939          2,224,712
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                      6,868,133          6,856,596
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2                                     2,676,000          2,669,583
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                       7,721,000          7,697,308
--------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11 2,3,4                                                     15,000,000              1,500
--------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series
2001-2, Cl. C, 4.405%, 11/11/09 2                                          3,083,887          1,297,160
--------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 0.678%, 8/15/25 2,3,4                          2,275,079                711
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2, 2.13%, 10/15/06                       9,213,000          9,177,130


                     1 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 2                         $ 7,828,536        $ 1,957,134
--------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 2         4,814,000          3,836,582
--------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31          5,214,000          1,619,970
--------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                      4,310,205          4,294,973
--------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                      5,273,548          5,264,721
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                      5,790,460          5,777,535
--------------------------------------------------------------------------------------------------------
Household Automotive Trust, Automobile Loan Certificates, Series
2003-2, Cl. A2, 1.56%, 12/18/06                                            2,364,438          2,359,768
--------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                     2,551,685          2,551,326
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                      4,226,630          4,220,523
--------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 0.035%, 3/24/14 1,2                                                3,000,000             30,000
--------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                         3,683,422          3,670,455
--------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
Cl. ECFD, 8.75%, 1/25/29 2                                                 4,420,411          1,179,697
--------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations:
Series 2003-A, Cl. A2, 1.69%, 12/15/05                                       388,926            388,926
Series 2004-A, Cl. A2, 2.55%, 1/15/07                                      3,774,000          3,771,442
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                       986,138            991,112
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                      4,310,765          4,293,435
--------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%, 11/25/34 1,2                                2,583,632          2,585,298
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2, 3.735%, 11/10/34 2                  1,550,000          1,544,842
--------------------------------------------------------------------------------------------------------
Sequoia Capital Ltd., Catastrophe Nts., Series 2004-2, 7.24%,
3/15/05 1                                                                    250,000            249,931
--------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                                        454,208            454,863
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                      1,877,509          1,876,364
--------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                     1,160,907          1,160,867
Series 2004-1, Cl. A2, 1.43%, 9/15/06 5                                    9,980,238          9,948,474
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                      4,265,000          4,251,531
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                      3,610,000          3,602,882
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2, 2.47%, 1/22/07                          4,929,000          4,906,479
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                                       805,960            805,688
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                      3,166,172          3,160,018
--------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                             3,745,000          3,729,585


                     2 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,          $ 7,805,813       $  7,769,730
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18
--------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                     4,236,040          4,228,101
Series 2003-1, Cl. A3B, 1.99%, 5/15/07                                     1,780,000          1,765,037
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                     4,602,000          4,585,069
                                                                                           -------------
Total Asset-Backed Securities (Cost $220,485,462)                                           186,265,305
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.6%
--------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                   4,814,000          5,250,397
Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                  19,255,000         20,956,584
Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                    9,507,000         10,984,576
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                   6,739,000          7,141,633
--------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercal Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42         3,524,000          3,524,000
--------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                     6,819,551          6,967,191
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                     6,146,889          6,386,996
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                    3,998,236          4,000,767
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                    2,583,378          2,578,288
--------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                                            438,041            438,129
--------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Collateralized Mtg.
Obligations, Series 1996-C2, Cl. F, 7.183%, 9/15/23 1,8                    1,743,906          1,742,587
--------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg.
Obligations, Series 2004-J9, Cl. 1A1, 2.598%, 10/25/34 1                   5,706,422          5,712,976
--------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 6.99%, 10/15/30 2                                     36,400,000         10,920,000
--------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Collateralized Mtg. Obligations
Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44             4,479,837          4,750,016
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 6                                                              60,193,000         59,779,173
5.50%, 1/1/35 6                                                           13,081,000         13,289,485
6%, 7/1/24-9/1/24                                                         11,103,907         11,545,506
7%, 3/1/31-11/1/34                                                        43,371,466         45,995,099
7.50%, 2/1/32                                                              2,897,956          3,104,622
8.50%, 8/1/31                                                              2,060,132          2,242,060
10%, 4/1/20-5/1/20                                                           321,297            359,268
10.50%, 5/1/20                                                               550,239            631,945
11.50%, 10/1/16                                                              458,745            511,703
12%, 6/1/17                                                                1,082,121          1,214,002
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                         1,317,016          1,327,504
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        3,273,792          3,404,977
Series 2080, Cl. Z, 6.50%, 8/15/28                                         2,070,189          2,134,689
Series 2387, Cl. PD, 6%, 4/15/30                                           4,422,656          4,584,340
Series 2410, Cl. NE, 6.50%, 9/15/30                                        6,279,374          6,348,099
Series 2423, Cl. PD, 6.50%, 11/15/30                                       2,650,178          2,659,524
Series 2430, Cl. GD, 6.50%, 11/15/30                                       3,619,186          3,642,846
Series 2430, Cl. ND, 6.50%, 1/15/31                                        5,800,828          5,842,219


                     3 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Series 2466, Cl. PD, 6.50%, 4/15/30                                      $ 1,188,510       $  1,194,232
Series 2498, Cl. PC, 5.50%, 10/15/14                                         603,256            608,426
Series 2500, Cl. FD, 2.903%, 3/15/32 1                                     1,607,102          1,613,407
Series 2526, Cl. FE, 2.803%, 6/15/29 1                                     1,781,875          1,788,288
Series 2551, Cl. FD, 2.803%, 1/15/33 1                                     1,430,376          1,440,179
Series 2551, Cl. TA, 4.50%, 2/15/18                                          530,444            530,108
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, (1.91)%, 7/1/26 7                                       5,459,548          1,012,050
Series 192, Cl. IO, 3.13%, 2/1/28 7                                          972,810            180,786
Series 200, Cl. IO, 2.89%, 1/1/29 7                                        1,188,171            227,791
Series 203, Cl. IO, (7.45)%, 6/1/29 7                                      4,466,370            856,575
Series 204, Cl. IO, (15.58)%, 5/1/29 7                                       356,509             70,003
Series 205, Cl. IO, (0.34)%, 9/1/29 7                                      6,601,503          1,237,559
Series 206, Cl. IO, (21.75)%, 12/1/29 7                                    2,119,662            385,329
Series 207, Cl. IO, (32.84)%, 4/1/30 7                                     2,370,207            457,414
Series 208, Cl. IO, (13.15)%, 6/1/30 7                                     3,900,363            716,064
Series 212, Cl. IO, (25.84)%, 5/1/31 7                                     2,931,984            564,673
Series 214, Cl. IO, (26.32)%, 6/1/31 7                                     2,129,530            415,653
Series 2074, Cl. S, 11.88%, 7/17/28 7                                      1,235,694            159,142
Series 2079, Cl. S, 10.47%, 7/17/28 7                                      1,922,149            250,401
Series 2526, Cl. SE, 17.17%, 6/15/29 7                                     3,239,604            263,342
Series 2819, Cl. S, 13.83%, 6/15/34 7                                     31,310,336          3,030,193
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 1/1/20 6                                                           28,007,000         27,919,478
5%, 1/1/20-1/1/35 6                                                       53,067,000         53,163,754
5.50%, 3/1/33-1/1/34                                                      42,896,784         43,606,577
5.50%, 1/1/35 6                                                           97,518,000         99,011,196
6%, 9/1/24                                                                 3,356,055          3,493,013
6%, 1/1/35 6                                                              48,805,000         50,467,396
6.50%, 12/1/28-10/1/30                                                     4,737,759          4,980,082
6.50%, 1/1/35 6                                                           57,999,000         60,826,451
7%, 12/1/27-11/1/34                                                       76,820,359         81,469,411
7%, 6/1/32 6                                                               5,956,504          6,316,213
7.50%, 2/1/27                                                              1,908,720          2,049,965
8.50%, 7/1/32                                                                317,482            344,904
9.50%, 4/1/20-3/15/21                                                        246,854            278,173
10.50%, 10/1/19                                                               79,983             90,076
11%, 10/15/15-2/1/26                                                         648,407            728,930
15%, 4/15/13                                                                 604,065            706,347
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Commercial Mtg.
Obligations, Interest-Only Stripped Mtg.-Backed Security, Trust
2001-T10, Cl. IO, (11.77)%, 12/25/31 2,7                                 333,359,210          8,108,281
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                                         1,277,348          1,283,441
Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                      1,298,939          1,305,077
Trust 2001-50, Cl. NE, 6%, 8/25/30                                         2,256,038          2,287,216
Trust 2001-70, Cl. LR, 6%, 9/25/30                                         2,183,842          2,226,657


                     4 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Trust 2001-72, Cl. NH, 6%, 4/25/30                                         1,816,504          1,857,698
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           772,641            783,126
Trust 2002-50, Cl. PD, 6%, 9/25/27                                         1,273,723          1,274,576
Trust 2002-77, Cl. WF, 2.81%, 12/18/32 1                                   2,210,009          2,223,062
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                      3,343,586          3,350,910
Trust 2003-81, Cl. PA, 5%, 2/25/12                                         1,255,529          1,260,146
Trust 2004-101, Cl. BG, 5%, 1/25/20                                        3,993,000          4,027,931
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-T3, Cl. IO, (16.22)%, 2/25/29 7                                36,836,005          1,004,632
Trust 2001-T4, Cl. IO, (3.49)%, 7/25/41 2,7                               60,392,108          1,999,740
Trust 2002-28, Cl. SA, 12.58%, 4/25/32 7                                   1,758,449            174,779
Trust 2002-38, Cl. SO, 19.60%, 4/25/32 7                                   1,498,726            120,498
Trust 2002-39, Cl. SD, 9.35%, 3/18/32 7                                    2,723,962            281,003
Trust 2002-48, Cl. S, 10.91%, 7/25/32 7                                    2,806,015            293,037
Trust 2002-52, Cl. SL, 11.27%, 9/25/32 7                                   1,751,891            184,109
Trust 2002-53, Cl. SK, 9.30%, 4/25/32 7                                    1,698,458            179,077
Trust 2002-56, Cl. SN, 13.38%, 7/25/32 7                                   3,846,628            402,890
Trust 2002-77, Cl. IS, 15.90%, 12/18/32 7                                  2,553,386            269,210
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 221, Cl. 2, (1.23)%, 5/1/23 7                                        2,012,055            389,089
Trust 240, Cl. 2, 3.35%, 9/1/23 7                                          3,054,264            581,656
Trust 301, Cl. 2, (3.70)%, 4/1/29 7                                        3,369,438            639,532
Trust 303, Cl. IO, 3.39%, 11/1/29 7                                        2,214,207            432,493
Trust 313, Cl. 2, (29.09)%, 7/1/31 7                                      10,366,687          1,994,796
Trust 321, Cl. 2, (5.49)%, 3/1/32 7                                       17,743,724          3,526,144
Trust 324, Cl. 2, (9.52)%, 6/1/32 7                                       12,009,849          2,445,214
Trust 333, Cl. 2, 3.53%, 3/1/33 7                                          3,236,231            699,903
Trust 2001-81, Cl. S, 13.68%, 1/25/32 7                                    2,549,839            310,994
Trust 2002-9, Cl. MS, 10.62%, 3/25/32 7                                    3,309,817            361,026
Trust 2002-65, Cl. SC, 17.03%, 6/25/26 7                                   5,179,451            534,193
Trust 2002-77, Cl. SH, 21.15%, 12/18/32 7                                  2,955,766            299,326
--------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.863%, 4/29/39 1,2                 8,183,001          8,337,711
--------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                    2,927,000          3,148,749
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                      2,320,000          2,326,107
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29         2,322,320          2,458,333
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 1/15/28-1/20/30                                                        5,182,586          5,512,646
8%, 1/15/28-9/15/28                                                        2,944,330          3,199,444
12.50%, 12/15/13-11/15/15                                                  2,797,775          3,191,646
13%, 10/15/15                                                              4,265,276          4,896,422
13.50%, 6/15/15                                                            5,320,129          6,147,506


                     5 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA, 8.73%, 3/16/28 7                                  $ 2,350,776       $    285,284
Series 1998-19, Cl. SB, 10.70%, 7/16/28 7                                  3,935,993            514,017
--------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series
04-12, Cl. 3A1, 4.593%, 12/25/34 1,2                                       8,745,627          8,757,664
--------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                      10,301,000         11,813,709
--------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                       8,115,000          9,195,077
--------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2000-C3, Cl. A2, 7.95%, 5/15/25                       9,627,000         11,183,628
--------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., Collateralized Mtg.
Obligations, Series 2002-GE1, Cl. A, 2.514% 7/26/24 2                        707,001            651,546
--------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1, 6%, 7/25/34                          8,270,973          8,540,537
--------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65, 6.50%, 12/1/34 6                                 10,567,000         10,882,377
--------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl. D, 7.545%, 6/15/21 1                     1,158,913          1,187,518
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.472%, 2/15/28 1,8                                12,862,980         11,913,168
Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                   13,823,000          9,161,195
--------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                      3,341,000          3,615,914
--------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                            9,627,000         10,617,766
--------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real
Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 2.638%, 1/15/03 2,3,4                                 624,465                 --
Series 1992-2, Cl. B3, 9.63%, 4/15/09 1,2                                  1,105,754             82,932
--------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Collateralized Mtg. Obligations,
Asset-Backed Pass-Through Certificates, Series 1997-QS8, Cl. M3,
7.50%, 8/25/27                                                             1,703,403          1,701,246
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Collateralized
Mtg. Obligations:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                       1,320,685          1,358,820
Series 2001-UP2, Cl. AF2,7 .25%, 10/25/31                                  1,583,144          1,587,722
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1996-B, Cl. 1, 4.357%, 4/25/26 1,2                                    216,320            199,691
Series 1996-C1, Cl. F, 8.384%, 1/20/28 1,2                                 9,632,000          7,928,340
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                          2,500,000          2,566,659
--------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations
Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%, 6/25/31          1,619,186          1,617,203
--------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, (14.76)%, 9/15/22 7                                27,967,856            687,920
Series 1995-2B, Cl. 2IO, (13.01)%, 6/15/25 7                               2,083,493             51,901
Series 1995-3, Cl. 1IO, (25.86)%, 9/15/25 7                               68,250,094            852,621


                     6 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2 A1, 4.548%, 1/25/35                                $ 5,305,000       $  5,313,712
Series 2004-N, Cl. A10, 3.803%, 8/25/34 2                                  6,735,385          6,757,536
Series 2004-W, Cl. A2,4 .635%, 11/25/34 1                                  4,416,684          4,428,870
                                                                                           -------------
Total Mortgage-Backed Obligations (Cost $937,359,442)                                       932,209,381
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.4%
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 2.75%, 10/15/06                      78,770,000         78,180,616
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Nts., 3.75%, 7/15/09 [EUR]               10,869,000         15,168,142
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.80%, 5/27/05                                                            12,419,000         12,385,276
4.25%, 7/15/07                                                            25,681,000         26,234,856
6%, 5/15/08                                                               38,509,000         41,468,862
6.625%, 9/15/09                                                           79,906,000         89,311,932
7.25%, 5/15/30                                                             6,436,000          8,255,544
--------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Federal Book Entry Principal Strips,
6.14%, 1/15/21 9                                                          50,505,000         22,170,908
--------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                                             2,773,000          3,460,536
Series A, 6.79%, 5/23/12                                                  76,141,000         87,802,954
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
7.25%, 5/15/16                                                             6,734,000          8,431,192
STRIPS, 4.93%, 2/15/16 9,10                                               23,586,000         14,210,663
                                                                                           -------------
Total U.S. Government Obligations (Cost $402,360,373)                                       407,081,481
--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--32.8%
--------------------------------------------------------------------------------------------------------
ARGENTINA--0.8%
Argentina (Republic of) Bonds:
1.98%, 8/3/12 1                                                           38,249,000         32,177,965
2.352%, 5/3/05 1                                                             696,000            684,371
Series PRE8, 2%, 1/3/10 2,3,4   [ARP]                                     18,754,000          9,444,824
Series PR12, 2%, 1/3/16 2,3,4   [ARP]                                     12,712,891          5,474,348
--------------------------------------------------------------------------------------------------------
Argentina (Republic of) Disc. Bonds, 3/31/23 2,3,4                         3,658,000          2,066,770
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 2,3,4   [ARP]                                    884,195            356,766
                                                                                           -------------
                                                                                             50,205,044
--------------------------------------------------------------------------------------------------------
AUSTRALIA--1.0%
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%,
7/14/09 [AUD]                                                             78,453,000         63,049,085
--------------------------------------------------------------------------------------------------------
AUSTRIA--1.2%
Austria (Republic of) Bonds, 6.25%, 7/15/27 [EUR]                         34,899,000         61,304,028
--------------------------------------------------------------------------------------------------------
Austria (Republic of) Nts., Series 98-1, 5%, 1/15/08 [EUR]                10,903,000         15,797,020
                                                                                           -------------
                                                                                             77,101,048
--------------------------------------------------------------------------------------------------------
BELGIUM--1.6%
Belgium (Kingdom of) Bonds:
5%, 9/28/11 [EUR]                                                          4,520,000          6,752,661
Series 19, 6.50%, 3/31/05 [EUR]                                           11,360,000         15,597,032
Series 26, 6.25%, 3/28/07 [EUR]                                           18,600,000         27,291,967
Series 28, 5.75%, 3/28/08 [EUR]                                            8,453,000         12,541,049
Series 32, 3.75%, 3/28/09 [EUR]                                           16,559,000         23,201,057


                     7 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Series 35, 5.75%, 9/28/10 [EUR]                                      $    10,484,000       $ 16,137,123
                                                                                           -------------
                                                                                            101,520,889
--------------------------------------------------------------------------------------------------------
BRAZIL--2.2%
Brazil (Federal Republic of) Bonds:
8.875%, 10/14/19                                                          11,947,000         12,622,005
10.50%, 7/14/14                                                            6,296,000          7,476,500
Series 15 yr., 3.125%, 4/15/09 1                                             124,418            123,796
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20
yr., 8%, 4/15/14                                                          62,399,132         63,920,111
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 12%, 4/15/10                           10,359,000         12,845,160
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
10%, 8/7/11                                                                6,908,000          8,040,912
11%, 8/17/40                                                              17,921,200         21,285,905
Cl. B, 8.875%, 4/15/24                                                    13,117,000         13,641,680
                                                                                           -------------
                                                                                            139,956,069
--------------------------------------------------------------------------------------------------------
BULGARIA--0.3%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                             6,802,000          8,536,510
8.25%, 1/15/15 8                                                           6,802,000          8,536,510
                                                                                           -------------
                                                                                             17,073,020
--------------------------------------------------------------------------------------------------------
COLOMBIA--0.5%
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                     27,693,000,000         12,100,164
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                5,040,000          4,914,000
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08 [EUR]         10,686,000         17,374,009
                                                                                           -------------
                                                                                             34,388,173
--------------------------------------------------------------------------------------------------------
DENMARK--0.3%
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                             101,221,000         19,178,638
--------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, Series REGS, 9.04%, 1/23/13                      5,829,000          4,940,078
--------------------------------------------------------------------------------------------------------
ECUADOR--0.3%
Ecuador (Republic of) Unsec. Bonds:
8%, 8/15/30 1                                                             14,479,000         12,560,533
12%, 11/15/12                                                              4,814,000          4,934,350
                                                                                           -------------
                                                                                             17,494,883
--------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.625%, 9/21/34 8                         4,592,000          4,752,720
--------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]         2,879,000          3,935,350
--------------------------------------------------------------------------------------------------------
FRANCE--2.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
5.50%, 10/25/07 [EUR]                                                     10,787,000         15,751,630
5.50%, 10/25/10 [EUR]                                                      4,968,000          7,565,784
5.75%, 10/25/32 [EUR]                                                     24,497,000         41,238,337
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Nts.:
3 yr., 3.50%, 1/12/05 [EUR]                                               20,116,000         27,353,741
5 yr., 5%, 7/12/05 [EUR]                                                  41,012,000         56,561,663


                     8 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
5 yr., 4.75%, 7/12/07 [EUR]                                                  795,000       $  1,136,800
                                                                                           -------------
                                                                                            149,607,955
--------------------------------------------------------------------------------------------------------
GERMANY--3.1%
Germany (Republic of) Bonds:
2%, 6/17/05 [EUR]                                                         40,473,000         54,985,407
5.375%, 1/4/10 [EUR]                                                      18,662,000         28,009,488
Series 01, 5%, 7/4/11 [EUR]                                                9,435,000         14,068,500
Series 02, 5%, 7/4/12 [EUR]                                               25,657,000         38,386,109
Series 140, 4.50%, 8/17/07 [EUR]                                           3,283,000          4,668,580
Series 143, 3.50%, 10/10/08 [EUR]                                         40,016,000         55,577,476
                                                                                           -------------
                                                                                            195,695,560
--------------------------------------------------------------------------------------------------------
GREECE--1.2%
Greece (Republic of) Bonds:
3.50%, 4/18/08 [EUR]                                                      11,298,000         15,662,143
4.60%, 5/20/13 [EUR]                                                       2,619,000          3,787,379
5.35%, 5/18/11 [EUR]                                                      19,043,000         28,706,086
--------------------------------------------------------------------------------------------------------
Greece (Republic of) Sr. Unsub. Bonds, 4.65%, 4/19/07 [EUR]               22,379,000         31,766,438
                                                                                           -------------
                                                                                             79,922,046
--------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 8                                                          2,802,000          3,316,863
10.25%, 11/8/11                                                            1,150,000          1,361,313
                                                                                        ----------------
                                                                                              4,678,176
--------------------------------------------------------------------------------------------------------
HUNGARY--0.1%
Hungary (Government of) Bonds, Series 05/I, 8.50%, 10/12/05 [HUF]      1,525,280,000          8,416,127
--------------------------------------------------------------------------------------------------------
IRELAND--0.2%
Ireland (Republic of) Treasury Bonds, 3.25%, 4/18/09 [EUR]                 9,728,000         13,355,008
--------------------------------------------------------------------------------------------------------
ISRAEL--0.2%
United States (Government of) Gtd. Israel Aid Bonds, 5.50%, 12/4/23       10,975,000         11,504,523
--------------------------------------------------------------------------------------------------------
ITALY--1.9%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 4%, 3/1/05 [EUR]                              6,388,000          8,708,762
Buoni del Tesoro Poliennali, 4.50%, 3/1/07 [EUR]                          10,686,000         15,113,202
Buoni del Tesoro Poliennali, 5%, 10/15/07 [EUR]                           20,843,000         30,050,524
Buoni del Tesoro Poliennali, 5%, 2/1/12 [EUR]                             25,065,000         37,370,937
Buoni del Tesoro Poliennali, 5.25%, 12/15/05 [EUR]                        20,376,000         28,416,168
                                                                                           -------------
                                                                                            119,659,593
--------------------------------------------------------------------------------------------------------
IVORY COAST--0.0%
Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
2.011%, 3/29/18 2,3,4                                                         87,000             15,225
--------------------------------------------------------------------------------------------------------
Ivory Coast (Government of) Past Due Interest Bonds, 3/29/18 2,3,         93,959,750          3,285,561
4 [FRF]
                                                                                           -------------
                                                                                              3,300,786
--------------------------------------------------------------------------------------------------------
JAPAN--1.7%
Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06
[JPY]                                                                 10,954,000,000        107,464,545



                     9 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
KOREA, REPUBLIC OF SOUTH--0.3%
Korea (Republic of) Nts.:
4.25%, 6/1/13                                                         $    6,883,000       $  6,610,971
8.875%, 4/15/08                                                           10,320,000         11,992,486
                                                                                           -------------
                                                                                             18,603,457
--------------------------------------------------------------------------------------------------------
MEXICO--0.8%
Mexican Williams Sr. Nts., 3.242%, 11/15/08 1,2                            1,500,000          1,565,625
--------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                             10,152,000         10,989,540
8.30%, 8/15/31                                                             5,979,000          7,022,335
Series MI10, 8%, 12/19/13 [MXN]                                           68,575,000          5,502,420
Series M20, 8%, 12/7/23 [MXN]                                            196,136,200         14,241,043
--------------------------------------------------------------------------------------------------------
United Mexican States Unsec. Unsub. Nts., Series 6 BR, 6.75%,
6/6/06 [JPY]                                                           1,408,000,000         14,980,010
                                                                                           -------------
                                                                                             54,300,973
--------------------------------------------------------------------------------------------------------
NEW ZEALAND--0.1%
New Zealand (Government of) Bonds, 7%, 7/15/09 11 [NZD]                    8,963,000          6,721,877
--------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20             3,445,000          3,238,300
--------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%,
1/5/10                                                                     3,188,014          2,760,408
                                                                                           -------------
                                                                                              5,998,708
--------------------------------------------------------------------------------------------------------
PANAMA--0.8%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                            22,383,000         23,390,235
8.125%, 4/28/34                                                            6,364,000          6,745,840
9.375%, 1/16/23                                                           17,502,000         20,302,320
                                                                                           -------------
                                                                                             50,438,395
--------------------------------------------------------------------------------------------------------
PERU--0.5%
Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 9                             56,124,120         33,891,111
--------------------------------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of) Bonds:
8.375%, 2/15/11                                                            6,243,000          6,262,696
9.375%, 1/18/17                                                            4,063,000          4,240,748
10.625%, 3/16/25                                                           2,888,000          3,097,380
                                                                                           -------------
                                                                                             13,600,824
--------------------------------------------------------------------------------------------------------
POLAND--1.6%
Poland (Republic of) Bonds:
Series 0K0805, 5.23%, 8/12/05 9 [PLZ]                                    189,340,000         60,953,650
Series DS0509, 6%, 5/24/09 [PLZ]                                          85,675,000         28,487,781
Series DS1013, 5%, 10/24/13 [PLZ]                                         35,620,000         11,194,127
Series WS0922, 5.75%, 9/23/22 [PLZ]                                        8,180,000          2,758,163
                                                                                           -------------
                                                                                            103,393,721
--------------------------------------------------------------------------------------------------------
PORTUGAL--0.8%
Portugal (Republic of) Obrig Do Tes Medio Prazo Nts., 4.875%,
8/17/07 [EUR]                                                             22,528,000         32,319,121


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
Nts., 5.85%, 5/20/10 [EUR]                                                13,825,000     $   21,280,728
                                                                                         ---------------
                                                                                             53,599,849
--------------------------------------------------------------------------------------------------------
RUSSIA--2.5%
Aries Vermoegensverwaltungs GmbH Credit Linked Nts., 9.60%,
10/25/14                                                                  60,300,000         74,530,487
--------------------------------------------------------------------------------------------------------
Aries Vermoegensverwaltungs GmbH Unsub. Nts., Series B, 7.75%,
10/25/09 2 [EUR]                                                           5,880,000          9,111,323
--------------------------------------------------------------------------------------------------------
Ministry Finance of Russia Debs., Series VI, 3%, 5/14/06 2                17,240,000         16,960,798
--------------------------------------------------------------------------------------------------------
Russian Federation Unsec. Unsub. Bonds, 5%, 3/31/30 1,8                   25,262,000         26,146,170
--------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30 1                             33,609,250         34,658,698
                                                                                         ---------------
                                                                                            161,407,476
--------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.4%
South Africa (Republic of) Bonds:
Series R157, 13.50%, 9/15/15 [ZAR]                                        55,260,000         13,554,958
Series R186, 10.50%, 12/21/26 [ZAR]                                       21,993,000          5,152,541
Series R203, 8.25%, 9/15/17 [ZAR]                                         22,894,000          4,119,598
Series R204, 8%, 12/21/18 [ZAR]                                           23,568,000          4,160,620
                                                                                         ---------------
                                                                                             26,987,717
--------------------------------------------------------------------------------------------------------
SPAIN--1.3%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado, 5.75%,
7/30/32 [EUR]                                                             19,900,000         33,407,764
--------------------------------------------------------------------------------------------------------
Spain (Kingdom of) Treasury Bills, 2.07%, 2/18/05 9 [EUR]                 34,446,000         46,694,205
                                                                                         ---------------
                                                                                             80,101,969
--------------------------------------------------------------------------------------------------------
SWEDEN--0.2%
Sweden (Kingdom of) Bonds, Series 1043, 5%, 1/28/09 [SEK]                 83,065,000         13,385,935
--------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.7%
Netherlands (Kingdom of the) Bonds:
5%, 7/15/11 [EUR]                                                          5,054,000          7,543,560
5.50%, 1/15/28 [EUR]                                                      22,114,000         35,721,460
                                                                                         ---------------
                                                                                             43,265,020
--------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Nts., 7.25%, 3/15/15                                 23,202,000         23,956,065
--------------------------------------------------------------------------------------------------------
UKRAINE--0.0%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                              1,150,000          1,230,500
--------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.9%
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                            65,624,000        123,786,775
--------------------------------------------------------------------------------------------------------
VENEZUELA--0.9%
Venezuela (Republic of) Debs., Series DL, 3.625%, 12/18/07 1                  20,016             20,016
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.:
8.50%, 10/8/14                                                            14,777,000         15,704,995
10.75%, 9/13/13                                                           32,771,000         39,207,224
                                                                                         ---------------
                                                                                             54,932,235
                                                                                         ---------------
Total Foreign Government Obligations (Cost $1,863,477,630)                                2,096,801,923


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--1.2%
--------------------------------------------------------------------------------------------------------
Algeria (Republic of) Loan Participation Nts., 2.183%, 3/4/10 1,2        $ 7,297,922     $    7,188,453
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
1/25/06 1                                                                 23,680,000         23,374,528
Indonesia (Republic of) Rupiah Loan Participation Nts., 2.636%,
3/21/05 1                                                                 20,675,000         20,698,776
OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05 2                      25,000,000         25,530,000
                                                                                         ---------------
Total Loan Participations (Cost $75,217,353)                                                 76,791,757
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--27.6%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.9%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                   3,177,000          3,685,320
--------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series
B, 2/15/10                                                                 1,829,000          1,975,320
--------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 8                                                      650,000            663,000
8.375% Sr. Sub. Nts., 12/15/14 8                                           1,925,000          1,929,812
--------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10 2                                        3,370,000          3,820,162
--------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                         2,407,000          2,515,315
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                   2,888,000          3,729,238
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                  1,550,000          1,542,250
--------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                 3,658,000          3,676,290
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                     5,006,000          5,106,120
--------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                    1,000,000          1,075,000
--------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                       2,407,000          2,732,439
--------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 8                                                    1,500,000          1,432,500
11% Sr. Sub. Nts., 6/15/12                                                 4,717,000          3,938,695
--------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                  4,477,000          5,226,897
--------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 8                                           3,851,000          4,024,295
10.25% Sr. Sec. Nts., Series B, 7/15/13                                    2,984,000          3,536,040
--------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                     1,600,000          1,744,000
                                                                                           -------------
                                                                                             52,352,693
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                           4,693,000          4,622,605
--------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                              3,851,000          4,264,982
--------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                            3,466,000          3,873,255
--------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 2,3,4                                                                33,500                 --
--------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 8                                   970,000          1,008,800
--------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                         2,246,000          2,464,985
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                           1,100,000          1,193,500
--------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                                  1,829,000          2,142,133
--------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07        4,573,000          4,675,893
--------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                           3,049,000          3,258,613
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                            2,022,000          2,072,550
9% Sr. Sub. Nts., 3/15/12                                                  6,932,000          7,677,190
--------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12           2,984,000          3,386,840
--------------------------------------------------------------------------------------------------------


                    12 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                            $ 3,370,000       $  3,942,900
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                              4,621,000          5,244,835
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                        4,910,000          5,560,575
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                         1,050,000          1,170,750
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                                              3,177,000          3,280,252
8% Sr. Sub. Nts., 4/1/12                                                   1,400,000          1,526,000
--------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10              6,739,000          7,623,481
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10                                              3,562,000          3,904,836
11.125% Sr. Unsec. Sub. Nts., 3/1/08                                       7,702,000          8,260,395
--------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12          4,525,000          4,830,437
--------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,3,4                          10,800,000                 --
--------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                2,984,000          3,539,764
--------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                             5,776,000          5,877,080
9.625% Sr. Nts., 6/1/14                                                      109,000            110,090
9.75% Sr. Nts., 4/15/13                                                    1,200,000          1,224,000
--------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12         7,702,000          8,838,045
--------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                         1,400,000          1,445,500
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                        2,407,000          2,545,402
--------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11        4,814,000          5,283,365
--------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10          3,658,000          4,339,295
--------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts.,
6/15/10                                                                    3,658,000          4,192,975
--------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14 8                                                                 11,553,000         11,495,235
                                                                                           -------------
                                                                                            134,876,558
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                           6,354,000          7,021,170
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                       2,022,000          2,244,420
9.75% Sr. Sub. Nts., 9/15/10 10                                            2,238,000          2,719,170
--------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12               2,503,000          2,778,330
--------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                             1,974,000          2,240,490
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                          700,000            773,500
--------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                              2,407,000          2,671,770
--------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                           2,696,000          2,871,240
--------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                       1,925,000          2,242,625
--------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                   1,925,000          2,136,750
--------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                        3,370,000          3,757,550
--------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                          3,321,000          3,748,573
--------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                    4,621,000          4,644,105
                                                                                           -------------
                                                                                             39,849,693
--------------------------------------------------------------------------------------------------------
MEDIA--3.5%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4                                         1,400,000          1,309,000
8.125% Sr. Nts., Series B, 7/15/03 3,4                                     3,610,000          3,411,450


                    13 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
8.375% Sr. Nts., Series B, 2/1/08 3,4                                    $ 4,236,000       $  4,013,610
9.25% Sr. Unsec. Nts., Series B, 10/1/02 3,4                               6,065,000          5,837,562
9.875% Sr. Nts., Series B, 3/1/07 3,4                                      1,500,000          1,443,750
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                          300,000            293,250
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                   1,500,000          1,526,250
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                         100,000             99,500
--------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12        2,696,000          2,803,840
--------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                            1,450,000          1,450,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         6,799,000          7,062,449
--------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                         975,000          1,042,031
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                500,000            529,375
--------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                   2,888,000          3,162,360
--------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 2,3,
4 [EUR]                                                                    3,000,000            203,887
--------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                900,000            956,250
--------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC, 10.25% Sr. Unsec. Nts.,
9/15/10                                                                    1,700,000          1,810,500
--------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 12                           5,632,000          4,167,680
8.375% Sr. Nts., Second Lien, 4/30/14 8                                   17,329,000         18,368,740
--------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                        1,829,000          2,096,488
--------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 12                 4,429,000          3,366,040
--------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                     2,118,000          2,335,095
--------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11        8,279,000          8,962,017
--------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                             4,140,000          4,735,117
--------------------------------------------------------------------------------------------------------
Dex Media West LLC, 5.875% Sr. Nts., 11/15/11 8                            6,161,000          6,161,000
--------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                    2,359,000          2,636,182
9.875% Sr. Sub. Nts., 8/15/13                                              4,138,000          4,789,735
--------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                  6,883,000          7,485,262
--------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                       9,098,000         10,246,605
--------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 8                                                 7,413,000          7,542,727
9.125% Sr. Nts., 1/15/09                                                   2,124,000          2,347,020
--------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                  2,696,000          2,834,165
--------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                               1,925,000          2,081,402
--------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09            1,400,000          1,501,500
--------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                     109,000            104,640
--------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09          1,500,000          1,578,750
--------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                      1,800,000          1,953,000
--------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                         2,118,000          2,189,478
--------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                1,550,000          1,720,500
--------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13        5,496,000          5,544,080
--------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 8                                     6,065,000          6,800,369
--------------------------------------------------------------------------------------------------------


                    14 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                     $ 7,317,000       $  7,563,935
8.875% Sr. Unsec. Nts., 5/15/11                                              109,000            115,813
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 8                                                2,696,000          3,019,520
10.875% Sr. Sub. Nts., 12/15/12 8                                          4,140,000          4,936,950
--------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11             2,792,000          3,053,745
--------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 8                    2,599,000          2,865,397
--------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Second Priority Nts., 3/15/15 8         1,750,000          1,798,125
--------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                     14,037,000         11,715,561
--------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                          10,975,000         11,715,812
8.75% Sr. Sub. Nts., 12/15/11                                                800,000            875,000
--------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                   10,446,000         10,994,415
--------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                  2,166,000          2,360,940
--------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 8,12                                     7,028,000          4,524,261
6.905% Sr. Nts., 12/15/11 1,8                                              3,177,000          3,216,712
--------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc., 12.75%
Sr. Sub. Nts., 11/15/09                                                    7,124,000          6,812,311
                                                                                           -------------
                                                                                            224,071,153
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                            5,218,000          5,739,800
9.875% Nts., 10/1/11                                                       1,350,000          1,606,500
                                                                                           -------------
                                                                                              7,346,300
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                   5,680,000          5,992,400
--------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 8            1,000,000            972,500
--------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                               5,295,000          6,076,012
--------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub.
Nts., 10/15/14 8                                                           3,177,000          3,375,562
--------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08                                                                     3,634,000          3,652,170
--------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11               1,350,000          1,437,750
--------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 2,3,4                       4,300,000                 --
--------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                 3,851,000          4,524,925
--------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10          1,250,000          1,301,563
                                                                                           -------------
                                                                                             27,332,882
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 8                                    3,370,000          3,774,400
--------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                    1,500,000          1,582,500
9.75% Sr. Nts., 1/15/15 8                                                  3,755,000          3,736,225
11.625% Sr. Unsec. Nts., 1/15/08                                           1,877,000          1,980,235
12.25% Sr. Nts., 12/15/12                                                  1,829,000          2,043,907
--------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                           1,500,000          1,618,125
--------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                      2,407,000          2,593,542
                                                                                           -------------
                                                                                             17,328,934



                    15 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.0%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                 $ 1,300,000       $  1,394,250
--------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                  1,925,000          2,100,652
                                                                                           -------------
                                                                                              3,494,902
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                   1,509,000          1,422,233
--------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                   109,000            117,175
--------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14 8          2,647,000          2,726,410
--------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,3,4                          8,836,185                 --
--------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                               3,851,000          4,091,687
9.50% Sr. Sec. Nts., 2/15/11                                               1,925,000          2,122,312
                                                                                           -------------
                                                                                             10,479,817
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                4,525,000          4,864,375
--------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                    4,188,000          4,627,740
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Nts., 11/1/14 2             1,150,000          1,170,125
--------------------------------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12                            3,755,000          4,224,375
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                6,017,000          6,468,275
--------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                    2,407,000          2,629,647
8.875% Sr. Unsec. Nts., 3/15/11                                            1,700,000          1,857,250
--------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                1,800,000          1,975,500
--------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 8                                             1,800,000          1,723,500
8.25% Sr. Sub. Nts., 12/1/13 8                                               800,000            766,000
--------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                       2,936,000          3,156,200
8% Sr. Nts., Series B, 10/15/09                                            1,000,000          1,112,500
--------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                     1,925,000          2,156,000
--------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 2 [GBP]         3,851,000          7,578,380
                                                                                           -------------
                                                                                             44,309,867
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 8                    1,900,000          1,942,750
--------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                   2,792,000          3,064,220
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                        2,888,000          3,097,380
                                                                                           -------------
                                                                                              8,104,350
--------------------------------------------------------------------------------------------------------
ENERGY--3.1%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                               1,829,000          2,011,900
--------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A,
9/1/08                                                                     1,829,000          1,975,320
--------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Nts., 12/1/14 8               2,455,000          2,479,550
--------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                         11,529,000         11,932,515
--------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                       1,925,000          2,117,500
--------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10 2         3,081,000          3,304,372
                                                                                           -------------
                                                                                             23,821,157


                    16 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
OIL & GAS--2.7%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                               $ 1,733,000       $  1,949,625
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/158                                                  1,900,000          1,961,750
6.875% Sr. Unsec. Nts., 1/15/16                                            3,937,000          4,143,693
9% Sr. Nts., 8/15/12                                                       1,000,000          1,147,500
--------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                             6,781,000          7,128,514
--------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                 4,453,000          4,631,120
--------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13              7,991,000          8,410,528
--------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                   3,370,000          3,681,725
--------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Nts., 10/1/11 8                             1,600,000          1,640,000
--------------------------------------------------------------------------------------------------------
Gazprom International SA, 7.201% Sr. Unsec. Bonds, 2/1/20                 33,604,000         35,790,050
--------------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.875%
Sr. Nts., 11/1/14 8                                                          950,000            969,000
--------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                    3,129,000          3,520,125
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
8.50% Unsub. Nts., 2/15/08                                                 3,321,000          3,752,730
9.125% Unsec. Unsub. Nts., 10/13/10                                        7,336,000          8,814,204
--------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                       4,814,000          5,608,310
--------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                        2,984,000          3,110,820
8% Sr. Unsub. Nts., 3/1/32 2                                               4,332,000          4,748,947
8.875% Sr. Nts., 3/15/10                                                   2,599,000          2,923,875
--------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Sub. Nts., 12/15/14 8                                            1,290,000          1,293,225
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                       1,000,000          1,085,000
--------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                            1,925,000          2,242,625
--------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 8                               11,187,000         11,270,902
--------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                           13,526,000         14,980,045
--------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                  7,509,000          8,203,582
9.625% Sr. Sub. Nts., 4/1/12                                               2,271,000          2,623,005
--------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                       17,762,000         19,493,795
7.625% Nts., 7/15/19                                                         800,000            884,000
8.75% Unsec. Nts., 3/15/32                                                 1,925,000          2,220,965
--------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                   1,100,000          1,155,000
--------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                  5,006,000          5,866,458
                                                                                           -------------
                                                                                            175,251,118
--------------------------------------------------------------------------------------------------------
FINANCIALS--1.4%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                  1,550,000          1,315,563
--------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts., 6/15/14 8        2,888,000          3,270,660
--------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                        3,081,000          3,543,150
                                                                                           -------------
                                                                                              8,129,373
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                     4,012,000          4,312,900
--------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26              9,675,000         10,521,562
--------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 6.26% Nts., 12/8/09 1 [BRR]               7,140,000          2,694,974
--------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,
3,4                                                                        4,970,000             31,063
--------------------------------------------------------------------------------------------------------


                    17 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                $ 3,658,000       $  4,188,410
                                                                                           -------------
                                                                                             21,748,909
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 8                          1,600,000          1,676,000
--------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12 2                                                            1,600,000          1,732,000
--------------------------------------------------------------------------------------------------------
Helix 04 Ltd., 7.96% Sec. Nts., 6/30/09 1                                  5,750,000          5,772,700
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375% Unsec. Unsub. Nts.,
12/15/14                                                                   8,251,000          9,191,614
--------------------------------------------------------------------------------------------------------
Redwood Capital V Ltd., 6.71% Nts., 1/9/07 1,2                             6,250,000          6,250,000
--------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00 2,3,4                          14,961,000                 --
--------------------------------------------------------------------------------------------------------
Universal City Florida:
7.20% Sr. Nts., 5/1/10 1,2                                                   950,000            992,750
8.375% Sr. Nts., 5/1/10 2                                                    950,000            990,375
                                                                                           -------------
                                                                                             26,605,439
--------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Arbor I Ltd., 17.99% Nts., 6/15/06 1,8                                     6,000,000          6,225,078
--------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                     2,617,000          2,976,837
--------------------------------------------------------------------------------------------------------
Foundation RE Ltd., 6.40% Nts., 11/24/08 1,2                               3,750,000          3,760,225
--------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                    1,591,000          1,642,708
--------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                  4,814,000          5,295,400
--------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                            4,774,000          5,179,790
10.50% Sr. Unsec. Nts., 6/15/09                                            2,696,000          2,952,120
                                                                                           -------------
                                                                                             21,807,080
--------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                        5,054,000          5,218,255
--------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12        2,843,000          3,169,945
--------------------------------------------------------------------------------------------------------
HMP Equity Holdings Corp., 23.04% Sr. Disc. Nts., 5/15/08 9                3,370,000          2,245,256
--------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12 2        1,550,000          1,627,500
--------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12             3,995,000          4,374,525
--------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11        2,359,000          2,465,155
                                                                                           -------------
                                                                                             13,882,381
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                       2,696,000          2,877,980
--------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 8            3,081,000          3,119,512
--------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                               1,350,000          1,383,750
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                         1,829,000          2,057,625
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08               3,167,000          3,444,112
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]        1,700,000          1,296,647
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                                              2,888,000          3,234,560
--------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                       1,450,000          1,580,500
--------------------------------------------------------------------------------------------------------


                    18 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                           $ 8,857,000       $  8,996,478
6.375% Nts., 1/15/15                                                       7,798,000          7,843,943
--------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                       10,109,000         10,210,090
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                         109,000            115,540
--------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12 2          3,177,000          3,748,860
--------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                      3,562,000          3,846,960
--------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                     2,875,000          3,335,000
--------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 2                2,359,000          2,653,875
--------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 2              5,006,000          5,531,630
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                   5,902,000          5,503,615
7.375% Nts., 2/1/13                                                          109,000            106,275
9.875% Sr. Nts., 7/1/14 8                                                  3,634,000          3,979,230
--------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                          1,750,000          1,798,125
                                                                                           -------------
                                                                                             76,664,307
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.1%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11             2,792,000          3,071,200
--------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                             1,400,000          1,547,000
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                        1,838,000          1,929,900
--------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15 8                                            4,621,000          4,632,552
7.625% Sr. Sub. Nts., 6/15/12                                              1,700,000          1,874,250
--------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                      2,070,000          2,349,450
--------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                            2,984,000          3,215,260
--------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:                                                      1,890,000          2,201,850
9.375% Sr. Nts., 2/15/13
11% Sr. Sub. Nts., 2/15/13                                                 1,623,000          1,963,830
--------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                     1,350,000          1,319,625
                                                                                          --------------
                                                                                             24,104,917
--------------------------------------------------------------------------------------------------------
AIRLINES--0.4%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                      21,443,000         21,496,608
--------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 1,3,4                      9,855,000          5,666,625
                                                                                          --------------
                                                                                             27,163,233
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                   2,311,000          2,594,097
--------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 8         1,300,000          1,293,500
--------------------------------------------------------------------------------------------------------
Green Star Products, Inc., 10.15% Bonds, 6/24/10 8                           484,153            493,229
--------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                         2,097,000          2,338,155
                                                                                          --------------
                                                                                              6,718,981
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Allied Waste North America, Inc.:
8.50% Sr. Sub. Nts., 12/1/08                                               9,916,000         10,560,540
8.875% Sr. Nts., Series B, 4/1/08                                          9,435,000         10,142,625
9.25% Sr. Sec. Debs., Series B, 9/1/12                                     4,477,000          4,868,737
--------------------------------------------------------------------------------------------------------


                    19 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,
3,4                                                                      $ 3,462,000       $         --
--------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                2,000,000          1,870,000
--------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                  2,811,000          2,775,862
--------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                                     1,500,000          1,610,625
9.875% Sr. Nts., 5/1/09                                                    1,925,000          2,146,375
--------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
8/1/07 2                                                                   5,584,000          5,653,800
--------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09            2,254,000          2,273,718
--------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12 2                              5,680,000          6,262,200
--------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375%
Sr. Unsec. Nts., 8/15/05                                                   4,958,000          5,032,370
--------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                    2,311,000          2,530,545
                                                                                           -------------
                                                                                             55,727,397
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series
C, 2/1/09                                                                  1,245,000          1,176,525
--------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                 2,406,000          2,778,930
                                                                                           -------------
                                                                                              3,955,455
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sr. Sec. Nts., 7/15/12 2                         500,000            510,000
--------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                   2,407,000          2,515,315
--------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                  2,118,000          2,133,885
                                                                                           -------------
                                                                                              5,159,200
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13          330,000            301,950
--------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                  9,531,000         10,198,170
--------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 8                            2,214,000          2,255,508
--------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 8                    950,000            973,750
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                          650,000            706,875
--------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 2                     3,755,000          3,999,075
--------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                    2,311,000          2,565,210
--------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                          5,488,000          5,981,920
--------------------------------------------------------------------------------------------------------
Terex Corp.:                                                               2,599,000          2,930,372
9.25% Sr. Unsec. Sub. Nts., 7/15/11
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                             5,295,000          5,956,875
--------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                          1,900,000          1,909,500
--------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                              3,851,000          4,216,845
                                                                                           -------------
                                                                                             41,694,100
--------------------------------------------------------------------------------------------------------
MARINE--0.2%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                   6,113,000          7,083,427
--------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 2,3,4              5,400,000            130,140
--------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 2,3,4                                                             11,216,000          8,482,079
                                                                                           -------------
                                                                                             15,695,646
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09            1,925,000          2,030,875
--------------------------------------------------------------------------------------------------------


                    20 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Stena AB:
7% Sr. Nts., 12/1/16 8                                                   $ 5,488,000       $  5,460,560
9.625% Sr. Nts., 12/1/12                                                   2,070,000          2,349,450
                                                                                           -------------
                                                                                              9,840,885
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                            7,509,000          7,058,460
--------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11           3,033,000          3,033,000
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                     2,599,000          2,365,090
--------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07        11,529,000          6,052,725
2,3,4
                                                                                           -------------
                                                                                              8,417,815
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                      2,118,000          2,298,030
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14 8            7,606,000          7,567,970
--------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                   4,814,000          5,259,295
                                                                                           -------------
                                                                                             12,827,265
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,3,4 [EUR]         2,116,376             28,767
--------------------------------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 13                                        629,033            581,856
--------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,3,4         1,921,661                 --
--------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,3,4   [EUR]                6,150,000            334,375
                                                                                           -------------
                                                                                                944,998
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                          4,332,000          4,418,640
--------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                               1,600,000          1,712,000
                                                                                        ----------------
                                                                                              6,130,640
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13               2,968,000          3,502,240
--------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                      840,000            793,800
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                        4,188,000          4,303,170
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14             2,503,000          2,728,270
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 8                 3,851,000          3,879,882
--------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 8                   647,000            677,733
--------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                         14,000,000         13,930,000
                                                                                           -------------
                                                                                             29,815,095
--------------------------------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                              2,258,000          2,337,030
--------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                 1,700,000          1,139,000
--------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                   3,658,000          4,133,540
--------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                             2,744,000          3,087,000
10.125% Sr. Unsec. Nts., 9/1/08                                              109,000            126,168


                    21 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
10.625% Sr. Unsec. Nts., 5/1/11                                          $ 2,551,000       $  2,971,915
--------------------------------------------------------------------------------------------------------
Huntsman Co. LLC:                                                            109,000            129,438
11.625% Sr. Unsec. Nts., 10/15/10
11.75% Sr. Nts., 7/15/12 8                                                 2,792,000          3,315,500
--------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09 6                                     8,413,000          8,896,748
10.125% Sr. Unsec. Sub. Nts., 7/1/09 2 [EUR]                               3,177,000          4,545,049
13.09% Sr. Unsec. Disc. Nts., 12/31/09 9                                  13,517,000          7,637,105
--------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                        5,295,000          5,837,737
--------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13 2                          109,000            136,795
--------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                        3,947,000          4,391,038
--------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 8,12                 2,550,000          1,644,750
--------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                    109,000            118,810
9.625% Sr. Sec. Nts., Series A, 5/1/07                                     1,974,000          2,181,270
9.875% Sec. Nts., Series B, 5/1/07                                         4,615,000          4,857,287
10.50% Sr. Sec. Nts., 6/1/13                                                 850,000          1,015,750
--------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                850,000            971,125
--------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                          2,462,668          2,622,741
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.05% Sr. Sec. Nts., 12/31/06 1                          809,925            854,471
--------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                             6,691,000          7,309,917
10.625% Sr. Unsec. Nts., 5/15/10                                             109,000            123,170
--------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                  3,081,000          3,481,530
--------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 8                                            1,300,000          1,355,250
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                      1,200,000          1,386,000
--------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                        1,925,000          2,002,000
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 13                   1,938,280          1,947,971
--------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                             973,000          1,104,355
                                                                                           -------------
                                                                                             81,660,460
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                    3,081,000          3,620,175
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                3,466,000          3,968,570
10.875% Sr. Sec. Nts., 3/1/13                                              1,781,000          2,114,937
--------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 8                                                 1,250,000          1,318,750
9.875% Sub. Nts., 10/15/14 8                                               2,214,000          2,374,515
--------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                    5,488,000          6,023,079
9.50% Sr. Sub. Nts., 8/15/13                                               2,455,000          2,804,838
--------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                    1,300,000          1,423,500
--------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                             3,081,000          3,450,720
--------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                               2,792,000          3,036,300
8.25% Sr. Unsec. Nts., 5/15/13                                             1,609,000          1,777,945
8.75% Sr. Sec. Nts., 11/15/12                                              7,702,000          8,722,515


                    22 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
8.875% Sr. Sec. Nts., 2/15/09                                            $ 5,584,000       $  6,093,529
--------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 12                   2,050,000          1,903,938
--------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                 3,033,000          3,169,485
--------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                    4,525,000          4,954,875
9.25% Sr. Unsec. Nts., 2/1/08                                              4,332,000          4,808,520
9.75% Sr. Unsec. Nts., 2/1/11                                              7,606,000          8,366,600
--------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12 2                       5,343,000          5,690,295
                                                                                           -------------
                                                                                             72,002,911
--------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                               109,000            112,815
7.875% Sr. Unsec. Nts., 2/15/09                                            3,779,000          3,868,744
--------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                           3,081,000          3,196,537
--------------------------------------------------------------------------------------------------------
Asia Aluminum Holdings Ltd., 8% Sr. Sec. Nts., 12/23/11 2                  8,795,000          8,926,925
--------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14                2,311,000          2,305,222
--------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts., 8/15/14 8                            1,805,000          1,931,350
--------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                      2,455,000          2,798,700
--------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.50% Sr. Nts., 4/15/14                   1,150,000          1,239,125
--------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 2,3,4                                                               1,586,000                 --
--------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                        1,000,000          1,150,000
--------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                              2,812,000          3,486,880
--------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                      5,006,000          5,656,780
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 3,4                                                               4,332,000          3,844,650
--------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                     2,936,000          3,361,720
--------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                     4,905,000          4,291,875
--------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                          1,100,000          1,222,375
--------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                            3,562,000          3,980,535
--------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13            3,177,000          3,454,987
--------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                              1,925,000          2,117,500
--------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 2                             2,311,000          2,651,872
--------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                    1,781,000          2,039,245
10.75% Sr. Nts., 8/1/08 14                                                 2,937,000          3,473,003
                                                                                           -------------
                                                                                             65,110,840
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                             1,700,000          1,850,875
--------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                        1,450,000          1,580,500
--------------------------------------------------------------------------------------------------------
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                 2,407,000          2,569,472
--------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:                                                    10,181,000         11,759,055
8.125% Sr. Unsec. Nts., 5/15/11
9.375% Sr. Unsec. Nts., 2/1/13                                             6,161,000          7,208,370
--------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2,3,4             4,814,000          2,190,370
--------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                    1,900,000          1,990,250
--------------------------------------------------------------------------------------------------------
PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 2,3,4                   4,025,000             60,375
--------------------------------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875% Sr. Unsec. Sub. Nts., 3/1/14        1,600,000          1,768,000
--------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:                                                          1,009,000          1,009,000
8.75% Sr. Sec. Nts., 11/15/13 8
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                             4,380,000          4,182,900
--------------------------------------------------------------------------------------------------------


                    23 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                  $ 3,851,000       $  3,745,097
8.50% Sr. Unsec. Nts., 2/1/11                                                109,000            110,090
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 8,13                 3,061,000          3,466,582
                                                                                           -------------
                                                                                             43,490,936
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12 8                                           600,000            616,500
9.375% Sr. Nts., 2/1/09 6                                                  1,025,000          1,089,063
--------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                       4,621,000          4,678,762
--------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                                    2,070,000          2,235,600
7.50% Sr. Nts., Series B, 12/1/13                                          2,407,000          2,599,560
--------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09
2,3,4                                                                      6,532,259                 --
--------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08 2,3,4   [EUR]                         5,000,000            271,850
--------------------------------------------------------------------------------------------------------
MCI, Inc.:                                                                 4,700,000          4,823,366
6.908% Sr. Unsec. Nts., 5/1/07 1
7.688% Sr. Unsec. Nts., 5/1/09 1                                           1,500,000          1,556,250
--------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                    5,063,000          5,138,945
--------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Nts., 2/15/11 8        1,500,000          1,545,000
--------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125% Nts., 3/15/12 8                                       10,590,000         12,284,400
--------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 1,8                                                    13,286,000         16,042,845
14.50% Nts., 12/15/14 8                                                    3,177,000          4,034,790
--------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,3,4                             4,835,000                 --
--------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr.
Nts., 7/15/08                                                              4,284,000          4,358,970
                                                                                           -------------
                                                                                             61,275,901
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
Alamosa Delaware, Inc.:
11% Sr. Unsec. Nts., 7/31/10                                                 109,000            128,893
12.50% Sr. Unsec. Nts., 2/1/11                                             5,391,000          6,118,785
--------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                    1,475,000          1,272,188
--------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                               3,947,000          4,164,085
--------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 9          5,776,000          4,346,440
--------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts., 11/15/11 1                              7,557,000          8,737,767
--------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,3,4          21,148,000                 --
--------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                           4,910,000          5,536,025
--------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, 8.375% Sec. Nts., 11/1/11 8                         960,000            996,000
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:                                               2,945,000          2,083,588
8.875% Sr. Nts., 10/1/13
10.875% Sr. Unsec. Nts., 7/1/10                                            2,551,000          1,989,780
--------------------------------------------------------------------------------------------------------
IWO Escrow Co., Sr. Sec. Nts., 1/15/12 1,6,8                                 810,000            820,125
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                      12,920,000         14,276,600
--------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 12.50% Sr. Nts., 11/15/09                           6,392,000          7,270,900
--------------------------------------------------------------------------------------------------------


                    24 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Rogers Wireless Communications, Inc.:
7.50% Sr. Sec. Nts., 3/15/15 8                                           $ 3,081,000       $  3,265,860
8% Sr. Sub. Nts., 12/15/12 8                                               2,744,000          2,915,500
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                               1,600,000          1,700,000
9.625% Sr. Sub. Nts., Series B, 5/15/08                                    2,118,000          2,022,690
9.75% Sr. Sub. Nts., 1/15/10                                               5,304,000          4,826,640
9.875% Sr. Nts., 2/1/10                                                    3,418,000          3,494,905
--------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 8                        3,851,000          3,947,275
--------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 12                                                5,641,000          4,780,748
--------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                            3,851,000          3,735,470
--------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                           2,503,000          2,822,132
--------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                     3,186,000          3,480,705
                                                                                           -------------
                                                                                             94,733,101
--------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 8                            7,798,000          8,899,452
--------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                   2,118,619          2,341,074
--------------------------------------------------------------------------------------------------------
Calpine Corp., 7.625% Sr. Nts., 4/15/06                                      550,000            543,125
--------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                 2,118,000          2,365,061
--------------------------------------------------------------------------------------------------------
CITGO Trustees Cayman Ltd., 8.50% Nts., 12/21/14 2                         4,477,000          4,488,192
--------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                    1,309,000          1,400,630
7.75% Sr. Nts., 8/1/10                                                     1,550,000          1,703,063
8.50% Sr. Nts., 4/15/11                                                    2,407,000          2,746,984
9.875% Sr. Unsec. Nts., 10/15/07                                           2,994,000          3,360,765
--------------------------------------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                                                      5,006,000          5,006,000
--------------------------------------------------------------------------------------------------------
Edison Mission Energy, 9.875% Sr. Unsec. Nts., 4/15/11                     1,829,000          2,176,510
--------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11         3,851,000          4,252,532
--------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
Obligation Bonds, 6/1/17                                                     956,000          1,132,873
--------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                        7,991,000          9,109,740
--------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
7.625% Sr. Unsec. Nts., 5/1/06 3,4                                         2,214,000          2,391,120
8.30% Sr. Unsec. Nts., 5/1/11 3,4                                            700,000            743,750
--------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                          1,550,000          1,705,000
--------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 8                             6,354,000          6,957,630
--------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                        3,081,000          3,077,143
--------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                               3,811,000          4,268,320
9.50% Sr. Sec. Nts., 7/15/13                                               4,910,000          5,603,528
--------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                        3,370,000          3,707,000
--------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 8                               3,899,000          4,050,079
                                                                                           -------------
                                                                                             82,029,571


                    25 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11 10                                        $ 6,161,000     $    6,746,295
--------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                               1,200,000          1,290,326
                                                                                         ---------------
                                                                                              8,036,621
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                  3,612,582          4,073,186
--------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.375% Sr. Sec. Nts., 2/1/08                                               1,200,000          1,284,017
7.375% Nts., 9/15/23                                                       1,900,000          1,965,436
--------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                      9,603,001          9,290,913
8.75% Sr. Nts., 2/15/12                                                    6,796,000          7,152,791
10.125% Sr. Sec. Nts., 7/15/13 8                                           7,413,000          8,524,950
--------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                          2,774,992          3,081,977
--------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 8                          640,000            657,901
                                                                                         ---------------
                                                                                             36,031,171
--------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.0%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B,
12/1/12                                                                    1,829,000          2,066,770
                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $1,718,474,519)                                     1,759,845,770

                                                                              SHARES
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
--------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,4,13                  338,141                 --
--------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 2,4             245,000         12,801,250
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 8                   6,800            476,603
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable,
Non-Vtg. 2,4,13                                                               11,723              1,172
--------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 2,4                                                                  39,000          3,402,750
--------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,4,13                       5,773                 --
--------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                         6,516             23,751
--------------------------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,13                                    1,778         13,112,750
14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,4,13                                      1              6,483
--------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                47,500          2,993,540
--------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                          297              1,010
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 2,4,13                 10,825          8,416,438
--------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2              55,800          8,768,115
                                                                                           -------------
Total Preferred Stocks (Cost $68,768,895)                                                    50,003,862
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.1%
--------------------------------------------------------------------------------------------------------
ACE Ltd.                                                                      31,700          1,355,175
--------------------------------------------------------------------------------------------------------
Aegis Group plc                                                              655,700          1,359,590
--------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                                   10,900          1,359,775
--------------------------------------------------------------------------------------------------------
All Nippon Airways Co. Ltd.                                                  374,000          1,302,996
--------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                25,300          1,308,516


                    26 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                      19,300       $  1,250,833
--------------------------------------------------------------------------------------------------------
Apache Corp.                                                                  25,600          1,294,592
--------------------------------------------------------------------------------------------------------
Apple Computer, Inc. 4                                                        20,700          1,333,080
--------------------------------------------------------------------------------------------------------
Arriva plc                                                                   138,690          1,437,864
--------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                 22,400          1,307,712
--------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                39,000          1,480,050
--------------------------------------------------------------------------------------------------------
BAE Systems plc                                                              277,390          1,227,554
--------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                 12,741          1,303,532
--------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                  539,100          5,444,910
--------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                          15,300          1,351,449
--------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                               14,284            130,127
--------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                    29,900          1,300,650
--------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 4                                                         770             34,612
--------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                                             7,208                 --
--------------------------------------------------------------------------------------------------------
Celesio AG                                                                    16,977          1,377,636
--------------------------------------------------------------------------------------------------------
Centex Corp.                                                                  24,530          1,461,497
--------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 4                              43,520          2,002,355
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                      881,648         14,547,192
--------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                           24,700          1,296,997
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. 4                                         88,293          1,947,744
--------------------------------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                                                56,300          1,351,596
--------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                   17,400          1,419,318
--------------------------------------------------------------------------------------------------------
CNP Assurances SA                                                             19,170          1,373,194
--------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                15,060          1,307,660
--------------------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                              136,899          2,731,135
--------------------------------------------------------------------------------------------------------
Continental AG                                                                21,281          1,352,300
--------------------------------------------------------------------------------------------------------
Corus Group plc 4                                                          1,248,240          1,210,232
--------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                   38,090          1,409,711
--------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                           168,383            362,023
--------------------------------------------------------------------------------------------------------
Criimi MAE, Inc. 4                                                           415,692          6,692,641
--------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 2,4                                              1,445          1,873,596
--------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                 16,300          1,365,777
--------------------------------------------------------------------------------------------------------
Dainippon Ink & Chemicals, Inc.                                              577,000          1,328,896
--------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                            32,858          1,278,833
--------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                        49,600          1,332,752
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                         407,475            700,857
--------------------------------------------------------------------------------------------------------
E.ON AG                                                                       15,412          1,407,337
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                            519             44,816
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                   1,745            147,104
--------------------------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                               135,300          5,077,050
--------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                           18,000          1,284,480
--------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                               75,414          3,223,194
--------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                            160,500          5,081,413
--------------------------------------------------------------------------------------------------------
Freddie Mac                                                                   18,600          1,370,820
--------------------------------------------------------------------------------------------------------
Friends Provident plc                                                        425,110          1,256,901
--------------------------------------------------------------------------------------------------------
General Motors Corp.                                                          33,749          1,351,985
--------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares 2,4,15                      625                 --
--------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                               100,917            363,301
--------------------------------------------------------------------------------------------------------
Heidelberger Zement AG                                                        22,901          1,387,694


                    27 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
Hokkaido Electric Power Co.                                                   68,303       $  1,343,130
--------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 2,4                                            133,333                 --
--------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., Cl. A 4                                                    22,308            552,123
--------------------------------------------------------------------------------------------------------
Humana, Inc. 4                                                                49,200          1,460,748
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                     276,705            141,120
--------------------------------------------------------------------------------------------------------
Imerys SA                                                                     17,080          1,433,587
--------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                  62,692          1,912,106
--------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                     78,100          1,312,861
--------------------------------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                                               156          1,315,351
--------------------------------------------------------------------------------------------------------
Karstadt Quelle AG                                                           126,669          1,308,528
--------------------------------------------------------------------------------------------------------
Kawasaki Kisen Kaisha Ltd.                                                   194,241          1,253,583
--------------------------------------------------------------------------------------------------------
KB Home                                                                       14,156          1,477,886
--------------------------------------------------------------------------------------------------------
Klepierre                                                                     15,192          1,345,329
--------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 4                                                            30,000            344,700
--------------------------------------------------------------------------------------------------------
Lafarge SA                                                                    13,838          1,335,460
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                           26,853            725,031
--------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                15,300          1,338,444
--------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                        27,400          1,279,032
--------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                         164,134          1,490,523
--------------------------------------------------------------------------------------------------------
Loews Corp.                                                                   18,500          1,300,550
--------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                       47,700          1,275,498
--------------------------------------------------------------------------------------------------------
MAN AG                                                                        34,228          1,313,384
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                      7,919            298,150
--------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                            34,700          1,305,067
--------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                    21,100          1,335,208
--------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                     56,621          1,141,479
--------------------------------------------------------------------------------------------------------
Merck KGaA                                                                    22,454          1,535,186
--------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                 32,100          1,300,371
--------------------------------------------------------------------------------------------------------
Mitsui O.S.K. Lines Ltd.                                                     209,182          1,255,459
--------------------------------------------------------------------------------------------------------
Nippon Building Fund, Inc.                                                       149          1,270,870
--------------------------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha                                                245,000          1,319,801
--------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                        36,300          1,313,697
--------------------------------------------------------------------------------------------------------
Novar plc                                                                    418,640          1,513,055
--------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                     282,000          1,417,293
--------------------------------------------------------------------------------------------------------
NTL, Inc. 4                                                                  249,447         18,199,653
--------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                   25,100          1,313,734
--------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                    22,887          1,335,685
--------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                      59,342            702,016
--------------------------------------------------------------------------------------------------------
Peninsular & Oriental Steam Navigation Co.                                   226,010          1,290,903
--------------------------------------------------------------------------------------------------------
PG&E Corp. 4                                                                  40,300          1,341,184
--------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                            13,800          1,365,096
--------------------------------------------------------------------------------------------------------
Pilkington plc                                                               637,270          1,345,845
--------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                         159,194          3,303,276
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                   8,124            154,356
--------------------------------------------------------------------------------------------------------
Prandium, Inc. 2,4,16                                                      1,019,757             11,217
--------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,4                                                    799,833                 --
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                    25,200          1,384,992
--------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                             23,326          1,488,199
--------------------------------------------------------------------------------------------------------
Rakuten, Inc.                                                                    158            181,011


                    28 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
--------------------------------------------------------------------------------------------------------
Rakuten, Inc. 4                                                                1,422        $ 1,276,705
--------------------------------------------------------------------------------------------------------
RMC Group plc                                                                 80,790          1,316,874
--------------------------------------------------------------------------------------------------------
Rolls-Royce Group plc                                                        258,420          1,225,468
--------------------------------------------------------------------------------------------------------
RWE AG                                                                        24,417          1,347,465
--------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                           24,200          1,156,034
--------------------------------------------------------------------------------------------------------
SABMiller plc                                                                 78,920          1,309,121
--------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                  26,600          1,389,584
--------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                           24,826          1,266,871
--------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 4                                                   24,500          1,346,101
--------------------------------------------------------------------------------------------------------
Sempra Energy                                                                 35,800          1,313,144
--------------------------------------------------------------------------------------------------------
Severn Trent plc                                                              76,477          1,419,830
--------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                      144,428          1,315,032
--------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                       13,301          1,346,010
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,4                                                  10,524            392,019
--------------------------------------------------------------------------------------------------------
Suedzucker AG                                                                 64,335          1,340,568
--------------------------------------------------------------------------------------------------------
Suez SA                                                                       55,283          1,474,314
--------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                  16,300          1,331,873
--------------------------------------------------------------------------------------------------------
Tate & Lyle plc                                                              138,200          1,254,350
--------------------------------------------------------------------------------------------------------
Technip SA                                                                     7,728          1,428,582
--------------------------------------------------------------------------------------------------------
Telewest Global, Inc. 4                                                      890,616         15,657,029
--------------------------------------------------------------------------------------------------------
Telus Corp.                                                                   12,147            351,048
--------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co.                                                     73,200          1,314,414
--------------------------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                                     139,617          1,271,227
--------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                             5,900          1,293,037
--------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 4                                                             65,200          1,334,644
--------------------------------------------------------------------------------------------------------
Transocean, Inc. 4                                                            33,800          1,432,782
--------------------------------------------------------------------------------------------------------
TUI AG                                                                        58,312          1,383,097
--------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,4                                                      56,750            337,663
--------------------------------------------------------------------------------------------------------
TXU Corp.                                                                     21,500          1,388,040
--------------------------------------------------------------------------------------------------------
Unibail                                                                        9,151          1,440,378
--------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                     25,500          1,306,875
--------------------------------------------------------------------------------------------------------
United Utilities plc                                                         120,830          1,461,485
--------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                             2,177,452         21,034,186
--------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                  30,000          1,297,200
--------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 4                                                          87,596          3,093,015
--------------------------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                            179,100          5,180,935
--------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                           29,900          1,357,460
--------------------------------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 2,4                                             42,692             51,230
--------------------------------------------------------------------------------------------------------
Vinci                                                                         10,495          1,409,414
--------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                       57,800          1,949,594
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                              648,500          3,599,320
--------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,4                                                           15,559                311
--------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                     28,777             87,482
                                                                                           -------------
Total Common Stocks (Cost $219,772,784)                                                     264,266,642

                                                                               UNITS
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 4,8                                     6,000          1,383,000


                    29 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                               UNITS              VALUE
--------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 2,4                                        2,200       $         19
--------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4                              48,080             68,274
--------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 2,4                                          6,350                 64
--------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,4                               4,650                 --
--------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08 2,4                          18,300                183
--------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 2,4                            5,225                 52
--------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,4                                      34,425                344
--------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 2,4                                      11,000                 --
--------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 2,4                                        3,500          1,646,750
--------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 2,4                               46,860                469
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:                                  69,399                347
Exp. 5/16/06 2,4
Exp. 5/16/06 2,4                                                                 103                 --
--------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 2,4                       86,946                 --
--------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 2,4                                           7,780                 --
--------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,4                                              6,600                 66
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10 2,4                       6,700                 69
--------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,4                       4,160                 --
--------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,4                       6,250                 63
--------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                          14,440              3,032
--------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 2,4                             5,800                 58
--------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,4                                            8,000                 80
--------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 6/1/06 2,4                                       16,650                167
--------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 2,4                                   13,440                 --
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 2,4                              17,082             79,645
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 2,4                                                                   18,600                 --
--------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 4                              7,000              4,757
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                           57,557             38,851
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                           43,168             20,721
--------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                           43,168             16,836
--------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 2,4                              44,000             22,000
                                                                                           -------------
Total Rights, Warrants and Certificates (Cost $1,680,361)                                     3,285,847

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--10.9%
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Brazilian Real Unsec. Credit Linked Nts., 0.93%, 1/14/05            $     16,249,967         19,014,086
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
3/15/07 [COP]                                                         31,638,685,000         16,410,290
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                         17,697,500,000          9,235,876
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                          9,655,000,000          5,038,699
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12
6 [COP]                                                                7,810,000,000          4,052,535
Colombia (Republic of) Unsec. Credit Linked Nts., 3.12%, 11/20/09         24,630,000         24,960,042
Dominican Republic Peso Unsec. Credit Linked Nts., 24.05%,
3/21/05 [DOP]                                                            164,098,793          5,402,766
Dominican Republic Peso Unsec. Credit Linked Nts., 24.32%,
3/7/05 [DOP]                                                             155,644,323          5,223,533
Peruvian Sol Unsec. Linked Nts., 1.466%, 1/14/05 [PEN]                    34,435,000         11,121,276


                    30 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Ukraine Hryvnia Unsec. Credit Linked Nts., 7.50%, 5/6/05 2 [UAH]          31,085,787       $  5,854,197
Ukraine Hryvnia Unsec. Credit Linked Nts., 8%, 5/25/05 [UAH]              37,316,058          6,884,145
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Cayman):
Russia (Government of) Linked Bonds, Series 24, 15%, 9/2/05 [RUR]         82,770,000          3,199,455
Russia (Government of) Linked Bonds, Series 26, 15%, 3/11/05 [RUR]        83,913,000          3,116,496
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]         222,859,000          8,018,341
Moscow ( City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                            211,810,000          8,649,138
Moscow ( City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 [RUR]                                                           202,590,000          8,032,708
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                     220,240,000          8,307,148
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                    553,980,000         20,210,477
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.:
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20%,
10/18/07                                                                   2,663,000          2,932,575
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 868, 27.50%, 8/25/05                                                   17,926,488         15,869,961
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 872, 23.57%, 10/20/05 1                                                 3,153,815          3,391,975
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
EM 880, 20%, 10/18/07                                                      9,297,912         11,334,899
(Nassau Branch), Turkey (Republic of) Credit Linked Nts., Series
NA S 316, 24.45%, 2/23/06                                                  4,608,206          3,708,085
(USA), U.S. Dollar/South African Rand Linked Nts., Series FBi 43,
1.468%, 5/23/22                                                           13,740,000         13,058,496
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
European Investment Bank Credit Bonds, 5.65%, 1/19/10 6                    5,325,000          4,032,623
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13                7,156,337          8,712,840
Indonesia (Republic of) Credit Linked Nts., 14.25%, 6/22/13                7,088,620          8,630,395
Korea (Republic of) Credit Bonds, 2.49%, 6/20/09                          35,750,000         36,164,700
Moscow (City of) Linked Nts., 10%, 5/27/05 [RUR]                         110,137,000          4,081,625
Moscow (City of) Linked Nts., 15%, 9/2/05 [RUR]                          353,400,000         13,666,967
Nigeria (Federal Republic of) Naira Linked Nts., 13.25%,
3/17/05 [NGN]                                                            735,712,000          5,366,305
Nigeria (Federal Republic of) Naira Linked Nts., 13.75%,
3/3/05 [NGN]                                                             493,435,000          3,622,476
Nigeria (Republic of) Credit Linked Nts., 13.90%, 2/24/05 [NGN]          910,160,000          6,698,887
OAO Gazprom I Credit Nts., 6.20%, 10/20/07                                 7,145,000          7,606,943
OAO Gazprom II Credit Nts., 5.95%, 4/20/07                                 7,145,000          7,521,811
Romania (The State of) Leu Linked Nts., 11.49%, 12/4/06 [ROL]         58,983,700,000          2,049,627
Russian Federation Linked Nts., 8.40%, 12/2/09 [RUR]                     148,752,000          5,403,905
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 2 [UAH]         32,072,000          5,964,426
Ukraine (Republic of) Credit Linked Nts., 6.541%, 8/5/11                  35,010,000         37,756,535
Ukraine (Republic of) Hryvnia Credit Linked Nts., 0%,
12/17/05 [UAH]                                                            11,163,362          2,099,490
Ukraine (Republic of) Hryvnia Credit Linked Nts., 11.70%,
5/31/06 [UAH]                                                             13,119,000          2,469,510
--------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 8,17                                          96,273,000         99,100,926
Series 3-3, 8%, 12/29/09 8,17                                            108,788,000        111,711,572
--------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20%,
10/17/07                                                                  9,828,922         11,799,621
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
24.20%, 8/25/05                                                           11,496,363          9,899,518
Turkey (Republic of) Treasury Bills Total Return Linked Nts.,
28.25%, 5/26/05                                                           11,552,922         11,701,954


                    31 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Venezuela (Republic of)
Credit Bonds, 5%, 9/20/09                                                 13,890,000         15,388,178
--------------------------------------------------------------------------------------------------------
Parametric RE Ltd. Catastrophe Linked Nts., 6.84%, 11/19/07 1,8            2,400,000          2,508,936
--------------------------------------------------------------------------------------------------------
Pioneer 2002 Ltd. Sec. Catastrophe Linked Nts.:
Series 2002-1, Cl. E-A, 6.74%, 6/15/06 1                                   1,500,000          1,516,399
Series 2003-II, Cl. A, 8.49%, 6/15/06 1,8                                  6,000,000          6,146,181
Series 2003-II, Cl. B, 7.49%, 6/15/06 1,8                                  6,000,000          6,122,572
Series 2003-II, Cl. C, 8.24%, 6/15/06 1,8                                  6,000,000          6,097,831
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Fujiyama Ltd. Catastrophe Linked
Nts., 6.29%, 5/16/05 1,8                                                   2,500,000          2,518,800
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Oak Capital Ltd. Catastrophe Linked
Nts., 7.24%, 6/15/07 1,2                                                     250,000            256,949
--------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Pioneer 2002 Ltd. Sec. Catastrophe
Linked Nts., Series 2002, Cl. A-A, 8.49%, 6/15/06 1,8                        250,000            254,995
--------------------------------------------------------------------------------------------------------
UBS AG:
Israel (State of) Shekel Linked Nts., 7.50%, 4/5/14 [ILS]                 35,291,700          8,800,051
OAO Gazprom III Credit Nts., 4.705%, 7/5/06                               17,870,000         18,824,487
                                                                                           -------------
Total Structured Notes (Cost $657,540,982)                                                  697,525,234

                                            DATE             STRIKE        CONTRACTS
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
--------------------------------------------------------------------------------------------------------
Brazilian Real Call 4                    1/19/05              $2.80        8,875,000           79,875
--------------------------------------------------------------------------------------------------------
Turkish Lira Put 4                        1/6/05               1.00        8,900,000            4,450
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%,             1/18/05           109.285%          272,740          959,003
2/15/31 Call 4
                                                                                         ---------------
Total Options Purchased (Cost $3,267,114)                                                   1,043,328

                                                                           PRINCIPAL
                                                                              AMOUNT
--------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
Undivided interest of 96.75% in joint repurchase agreement
(Principal Amount/Value $167,612,000, with a maturity value of
$167,633,650) with DB Alex Brown LLC, 1.55%, dated 12/31/04, to be repurchased at $162,191,947 on 1/3/05, collateralized by U.S.
Treasury Bonds, 1.875%, 7/15/13, with a value of $73,634,057 and
U.S. Treasury Nts., 3.625%, 1/15/08, with a value of $97,401,766
(Cost $162,171,000)                                                     $162,171,000        162,171,000
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding investments purchased with
cash collateral from securities loaned) (Cost $6,330,575,915)                             6,637,291,530
--------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--2.8%
--------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES --0.2%
Money Market Trust, Series A-2, 2.478%, 1/31/06 18                         8,111,893          8,111,893
Whitehawk CDO Funding Corp., 2.56%, 3/15/05 18                             4,000,000          4,000,000
                                                                                         ---------------
                                                                                             12,111,893

--------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES --0.0%
Merrill Lynch Mortgage Capital, 2.413%, 1/3/05 18                          1,000,000          1,000,000


                    32 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                           PRINCIPAL
                                                                              AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTES --0.1%
American Express Credit Corp., 2.432%, 5/16/06 18                       $  3,081,701     $    3,081,701
Countrywide Home Loans, Inc., 2.426%, 2/22/05 18                           4,499,842          4,499,842
Credit Suisse First Boston USA, Inc., 2.443%, 1/3/05 18                    2,000,000          2,000,000
                                                                                         ---------------
                                                                                              9,581,543
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS --2.4%
Undivided interest of 17.52% in joint repurchase agreement
(Principal Amount/Value $155,205,723, with a maturity value of
$155,232,367) with Credit Suisse First Boston LLC, 2.06%,
dated 12/31/04, to be repurchased at $27,199,518 on 1/3/05,
collateralized by AA Corporate Bonds, 0%-15.73%, 1/1/06-7/16/44,
with a value of $158,312,640 18                                          27,194,850         27,194,850
--------------------------------------------------------------------------------------------------------
Undivided interest of 4.45% in joint repurchase agreement
(Principal Amount/Value $2,800,000,000, with a maturity value of
$2,800,550,669) with Nomura Securities, 2.36%, dated 12/31/04, to be repurchased at $124,753,892 on 1/3/05, collateralized by U.S.
Government Mortgage Agencies, 2.58%-7.50%, 1/15/08-10/15/44, with
a value of $2,908,566,289 18                                             124,729,362        124,729,362
                                                                                         ---------------
                                                                                            151,924,212
--------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSITS --0.1%
Banco Bilbao Viz Argentaria, N.Y., 2.248%, 810/05 18                       4,999,789          4,999,789
                                                                                         ---------------
Total Investments Purchased with Cash Collateral from

Securities Loaned (Cost $179,617,437)                                                       179,617,437
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $6,510,193,352)                              106.8%     6,816,908,967
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (6.8)      (431,237,599)
                                                                        --------------------------------
Net Assets                                                                     100.0%    $6,385,671,368
                                                                        ================================

Footnotes to Statement of Investments

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP         Argentine Peso
AUD         Australian Dollar
BRR         Brazilian Real
CAD         Canadian Dollar
COP         Colombian Peso
DEM         German Mark
DKK         Danish Krone
DOP         Dominican Republic Peso
EUR         Euro
FRF         French Franc
GBP         British Pound Sterling
HUF         Hungarian Forint
ILS         Israeli Shekel
JPY         Japanese Yen
MXN         Mexican Nuevo Peso
NGN         Nigeria Naira
NZD         New Zealand Dollar
PEN         Peruvian New Sol
PLZ         Polish Zloty


                    33 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

ROL         Romanian Leu
RUR         Russian Ruble
SEK         Swedish Krona
UAH         Ukraine Hryvnia
ZAR         South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $338,659,068 which represents 5.30% of the Fund's net assets, of which $1,312,604 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4.    Non-income producing security.

5. A sufficient amount of securities has been designated to cover outstanding written put options, as follows.

                              CONTRACTS       EXPIRATION         EXERCISE           PREMIUM
                         SUBJECT TO PUT            DATES            PRICE          RECEIVED          VALUE
----------------------------------------------------------------------------------------------------------
Brazilian Real (BRR)          8,875,000          1/19/05        $    2.65        $   13,534     $   61,903
Turkish Lira (TRL)            8,900,000           1/6/05             1.00            27,590         89,000
                                                                                 -------------------------
                                                                                 $   41,124     $  150,903
                                                                                 =========================

6. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See accompanying Notes to Quarterly Statement of Investments.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $37,450,340 or 0.59% of the Fund's net assets as of December 31, 2004.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $548,627,819 or 8.59% of the Fund's net assets as of December 31, 2004.

9.    Zero coupon bond reflects effective yield on the date of purchase.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $21,872,375. See accompanying Notes to Quarterly Statement of Investments.

11. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                   CONTRACTS        EXPIRATION     EXERCISE           PREMIUM
                             SUBJECT TO CALL              DATE        PRICE           RECEIVED       VALUE
----------------------------------------------------------------------------------------------------------
New Zealand (Government
of) Bonds, 7%, 7/15/09              9,370NZD            3/7/05      5.95NZD          $  26,382     $ 4,398

12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

13.   Interest or dividend is paid-in-kind.

14. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.

15.   Received as the result of issuer reorganization.

16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31,2004 amounts to $11,217. Transactions during the period in which the issuer was an affiliate are as follows:

                          SHARES           GROSS              GROSS               SHARES
                  SEPT. 30, 2004       ADDITIONS         REDUCTIONS        DEC. 31, 2004
----------------------------------------------------------------------------------------
Prandium, Inc.          1,019,75              --                 --            1,019,757


                                                         UNREALIZED             DIVIDEND
                                                       DEPRECIATION               INCOME
----------------------------------------------------------------------------------------
Prandium, Inc.                                       $    11,974,78             $     --

17. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

18. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31,2004 are noted below.


                    34 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $6,517,455,758
                                              ===============

Gross unrealized appreciation                 $  533,205,660
Gross unrealized depreciation                   (233,752,451)
                                              ---------------
Net unrealized appreciation                   $  299,453,209
                                              ===============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 10.9% of the Fund's net assets and resulted in unrealized gains of $39,984,252.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments.


                    35 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $559,268,415 of securities on a when-issued basis or forward commitment and sold $133,343,153 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $69,011,853, representing 1.08% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                    36 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------


JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                                                                      VALUATION
                                                        CONTRACT          AS OF
                                      EXPIRATION          AMOUNT       DEC. 31,    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                       DATES          (000S)           2004  APPRECIATION  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                      2/2/05       34,420ARP   $ 11,579,662   $   348,180   $        --
Australian Dollar (AUD)                  1/21/05       28,810AUD     22,542,209       767,611            --
Brazilian Real (BRR)              1/24/05-1/5/10      358,657BRR    129,480,766    10,033,084            --
British Pound Sterling (GBP)             1/21/05       11,680GBP     22,390,351            --       117,009
Chiliean Peso (CLP)                      1/21/05    4,112,320CLP      7,399,569       299,569            --
Columbian Peso (COP)              1/7/05-1/24/05   30,817,697COP     13,072,234       211,325            --
Czech Koruna (CZK)                       4/22/05      246,950CZK     11,060,580     1,206,034            --
Euro (EUR)                         3/2/05-4/1/05       90,050EUR    122,493,930     2,217,010            --
Indian Rupee (INR)              11/9/05-12/20/05      330,950INR      7,520,043       178,133            --
Japanese Yen (JPY)               3/15/05-3/31/05   32,889,960JPY    322,872,715    13,102,567            --
Mexican Nuevo Peso (MXN)                  1/6/05       80,160MXN      7,183,268         2,403            --


                    37 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

New Zealand Dollar (NZD)                 1/21/05       30,860NZD     22,232,066       383,186            --
Russian Ruble (RUR)                     10/27/05      220,595RUR      7,846,279       289,068            --
Slovakia Koruna (SKK)            2/18/05-3/21/05      435,230SKK     15,251,512       711,524            --
South Korean Won (KRW)                   2/23/05    3,974,040KRW      3,834,575        99,575            --
Swedish Krona (SEK)                      2/16/05      209,180SEK     31,492,334     1,332,350            --
                                                                                  -------------------------
                                                                                   31,181,619       117,009
                                                                                  -------------------------
Contracts to Sell
Australian Dollar (AUD)                   3/2/05       85,680AUD     66,839,357            --       803,738
Brazilian Real (BRR)                      1/4/05        7,160BRR      2,691,363            --        40,567
British Pound Sterling (GBP)       5/9/05-6/8/05       55,415GBP    105,575,415       192,435     4,053,690
Canadian Dollar ( CAD)                   2/24/05       14,400CAD     12,015,370            --       987,056
Columbian Peso (COP)                     1/18/05    9,285,030COP      3,938,849            --        29,363
Euro (EUR)                       2/18/05-6/08/05      373,940EUR    508,568,589            --    23,144,120
Japanese Yen (JPY)                1/20/05-6/8/05    7,534,000JPY     74,049,085            --       905,804
Norwegian Krone (NOK)            1/20/05-2/16/05      320,530NOK     52,951,457            --     1,534,458
Swiss Franc (CHF)                 1/20/05-4/1/05       66,680CHF     58,827,614            --       488,731
Turkish Lira (TRL)                       6/21/05   13,338,502TRL      9,150,213            --       314,175
                                                                                  -------------------------
                                                                                      192,435    32,301,702
                                                                                  -------------------------
Total unrealized appreciation
and depreciation                                                                  $31,374,054   $32,418,711
                                                                                  =========================

FUTURES CONTRACTS. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Summary Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

                    38 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                                                  VALUATION       UNREALIZED
                                   EXPIRATION   NUMBER OF             AS OF     APPRECIATION
CONTRACT DESCRIPTION                    DATES   CONTRACTS     DEC. 31, 2004   (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Japan (Government of) Bonds,
10 yr.                                3/10/05           13    $  17,553,235     $   (82,226)
NASDAQ 100 Index                      3/17/05          132       21,496,200         330,165
U.S. Long Bonds                       3/21/05        1,098      123,525,000         179,390
U.S. Treasury Nts., 10 yr.            3/21/05        1,702      190,517,625         849,531
United Kingdom Long Gilt              3/29/05           25        5,354,606          34,072
                                                                                ------------
                                                                                  1,310,932
                                                                                ------------

--------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                       3/18/05          173        9,000,374          21,218
DAX Index                             3/18/05           21        3,048,525          (6,960)
Euro-Bundesobligation                  3/8/05          132       21,277,532         135,602
FTSE 100 Index                        3/18/05          205       18,881,993        (236,460)
Japan (Government of) Bonds, 10
yr.                                   3/10/05           15       20,253,733           7,319
Nikkei 225 Index                      3/10/05           83        9,298,722        (550,795)
Standard & Poor's 500 Index           3/17/05          277       84,048,725      (1,210,822)
U.S. Long Bonds                       3/21/05          996      112,050,000        (199,995)
U.S. Treasury Nts., 2 yr.             3/31/05          573      120,097,219         122,887
U.S. Treasury Nts., 5 yr.             3/21/05        2,227      243,926,094        (874,124)
                                                                                ------------
                                                                                 (2,792,130)
                                                                                ------------
                                                                                $(1,481,198)
                                                                                ============

OPTION ACTIVITY. The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                    39 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

Securities designated to cover outstanding call options are noted in the Summary Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Summary Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity as of December 31, 2004 was as follows:

                                                                   CALL OPTIONS                         PUT OPTIONS
                                             -----------------------------------     ------------------------------
                                                    PRINCIPAL/                           PRINCIPAL/
                                                     NUMBER OF         AMOUNT OF          NUMBER OF       AMOUNT OF
                                                     CONTRACTS          PREMIUMS          CONTRACTS        PREMIUMS
-------------------------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2004                              21,980,010,785      $  1,608,916               --          $     --
Options written                                         10,785            30,366       17,775,000            41,124
Options closed or expired                      (21,980,012,200)       (1,612,900)              --                --
                                             ----------------------------------------------------------------------
Options outstanding as of
December 31, 2004                                        9,370      $     26,382       17,775,000          $ 41,124
                                             ======================================================================


INTEREST RATE SWAP CONTRACTS. The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


                    40 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                                  FIXED RATE   FLOATING RATE
                                                     PAID BY     RECEIVED BY                                            UNREALIZED
         SWAP                        NOTIONAL    THE FUND AT     THE FUND AT   FLOATING                TERMINATION    APPRECIATION
COUNTERPARTY                           AMOUNT  DEC. 31, 2004   DEC. 31, 2004   RATE INDEX                    DATES  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
  Markets Holdings           $    125,000,000          2.21%           4.96%   Three-Month LIBOR BBA         5/6/14    $ 4,280,000
Deutsche Bank AG               609,375,000INR          4.88            4.50    IRS                          1/15/09        544,770
Deutsche Bank AG                   43,910,000        3.1025            1.82    Three-Month LIBOR flat        3/4/08        447,103
Deutsche Bank AG               461,160,000TWD         2.585            1.04    90-day CPTW                  8/19/09         (8,860)
Deutsche Bank AG                   90,000,000       2.27625            5.32    Three-Month LIBOR BBA        5/12/14      5,239,140
JPMorgan Chase Bank             11,025,000EUR         3.135           2.081    Six-Month LIBOR flat         7/14/08       (169,176)
JPMorgan Chase Bank           3,075,000,00HUF          9.13            7.00    Six-Month LIBOR flat         7/14/08       (938,069)
JPMorgan Chase Bank            112,070,000MXN          9.10           10.88    28 Day MXN TIIE             11/16/14        123,964
JPMorgan Chase Bank                22,120,000         3.052            1.86    Three-Month LIBOR flat       3/10/08        373,174
JPMorgan Chase Bank               134,000,000          2.11            4.84    Three-Month LIBOR BBA        4/26/14      3,042,143
JPMorgan Chase Bank               180,000,000          2.11            3.89    Three-Month LIBOR BBA        4/26/09        321,289
JPMorgan Chase Bank               209,000,000          4.24            1.65    Three-Month LIBOR            7/23/09     (5,423,834)
JPMorgan Chase Bank                16,745,000          2.13            4.94    Three-Month Libor BBA        4/30/14        507,288
Morgan Stanley Capital
  Services, Inc.                   80,800,000          3.82            2.26    Three-Month LIBOR flat      11/10/08       (170,368)
Morgan Stanley Capital
  Services, Inc.                  253,000,000          2.32            1.71    Three-Month LIBOR flat      11/10/05      1,427,998
                                                                                                                       ------------
                                                                                                                       $ 9,596,562
                                                                                                                       ============

Notional amounts are reported in U.S. Dollars, except for those denoted in the following currencies. Index abbreviations and currencies are as follows:

EUR          Euro
HUF          Hungarian Forint
INR          Indian Rupee
MXN          Mexican Nuevo Peso
BBA          British Bankers Association
CPTW         Bloomberg Taiwan Secondary Commercial Papers
IRS          India Swap Composites
LIBOR        London-Interbank Offered Rate
LIBOR BBA    London-Interbank Offered Rate British Bankers Association
TIIE         Mexican Peso-Interbank Equilibrium Interest Rate
TWD          New Taiwan Dollar

CREDIT SWAP CONTRACTS. The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund pays an annual interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. As of Decembr 31, 2004, the Fund entered into transactions to hedge credit risk. Information


                    41 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

regarding the credit swaps is as follows:

                                                                                        Valuation as of        Unrealized
                                                          Expiration         Notional      December 31,      Appreciation
Contract Description                                           Dates           Amount              2004    (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Ltd., Venezuela
(Republic of) Credit Nts.                                   11/20/09      $51,870,000      $(2,090,313)     $ (2,090,313)
Deutsche Bank AG:
Export-Import Bank of Korea Credit Bonds                     6/20/09        7,160,000          (95,944)          (95,944)
Korea Deposit Insurance Corp. Credit Bonds                   6/20/09        7,160,000          (95,228)          (95,228)
Korea Development Bank Credit Bonds                          6/20/09        7,160,000          (93,080)          (93,080)
Korea Electric Power Corp. Credit Bonds                      6/20/09        7,160,000          (98,092)          (98,092)
Philippines (Republic of) 10 yr. Credit Bonds                7/25/13       15,770,000          448,266           448,266
Samsung Electronic Co. Ltd. Credit Bonds                     6/20/09        7,160,000          (90,216)          (90,216)
United Mexican States Credit Bonds                           9/20/13       14,505,000         (948,915)         (948,915)
Venezuela (Republic of) Credit Bonds                        10/20/09       42,590,000       (2,784,758)       (2,784,758)
JPMorgan Chase Bank:
Export-Import Bank of Korea Credit Bonds                     6/20/09        3,580,000          (78,228)          (78,228)
Jordan (Kingdom of) Credit Nts.                               6/6/06        4,350,000          (13,082)          (13,082)
Korea Deposit Insurance Corp. Credit Bonds                   6/20/09        3,580,000          (76,873)          (76,873)
Korea Development Bank Credit Bonds                          6/20/09        3,580,000          (76,718)          (76,718)
Korea Electric Power Co. Credit Bonds                        6/20/09        3,580,000          (82,082)          (82,082)
Russian Federation Credit Bonds                              10/9/13        8,060,000         (462,128)         (462,128)
Samsung Electronics Co. Ltd. Credit Bonds                    6/20/09        3,580,000          (77,627)          (77,627)
Lehman Brothers Special Financing, Inc.:
Brazil (Federal Republic of) Credit Bonds                    8/20/09       29,440,000       (4,563,188)       (4,563,188)
Turkey (Republic of) Credit Bonds                  11/11/06-11/11/09       15,570,000          (59,418)          (59,418)
Morgan Stanley Capital Services, Inc.,
Brazil (Federal Republic of) Credit Bonds                    8/20/09       24,020,000       (3,711,965)       (3,711,965)
Hungary (Republic of) Credit Bonds                           12/2/13       21,410,000         (467,079)         (467,079)
Panama (Republic of) Credit Bonds                           11/20/14       13,285,000         (819,158)         (819,158)
Peru (Republic of) Credit Bonds                              6/20/09       15,000,000       (2,020,356)       (2,020,356)
Philippines (Republic of) Credit Bonds                       6/20/09       10,480,000         (157,897)         (157,897)
Philippines (Republic of) 5 yr. Credit Bonds                 9/20/09        8,335,000          (49,977)          (49,977)
Venezuela (Republic of) Credit Bonds                 8/20/06-2/20/14       44,095,000       (4,255,888)       (4,255,888)
UBS AG:
Brazil (Federal Republic of) Credit Bonds                   10/20/09       10,895,000         (788,210)         (788,210)
Russian Federation Credit Bonds                      11/2/14-11/5/14       32,800,000       (1,398,461)       (1,398,461)
Venezuela (Republic of) Credit Bonds                 8/20/06-6/20/14       49,180,000       (7,101,564)       (7,101,564)
                                                                                                            -------------
                                                                                                            $(32,108,179)
                                                                                                            =============


                    42 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

SWAPTION TRANSACTIONS. The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity as of December 31, 2004 was as follows:


                                              CALL SWAPTIONS                      PUT SWAPTIONS
                                 ---------------------------------------------------------------
                                    NOTIONAL       AMOUNT OF           NOTIONAL       AMOUNT OF
                                      AMOUNT        PREMIUMS             AMOUNT        PREMIUMS
------------------------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2004                74,945,000       $ 741,585         94,160,000       $ 439,416
Swaptions written                 60,705,000         600,694         94,160,000         325,223
Swaptions closed or expired      (74,945,000)       (741,585)      (107,500,000)       (485,491)
                                ----------------------------------------------------------------
Swaptions outstanding as of
December 31, 2004                 60,705,000       $ 600,694         80,820,000       $ 279,148
                                ================================================================

As of December 31, 2004, the Fund had entered into the following swaption contracts:

                                      NOTIONAL    EXPIRATION      EXERCISE        PREMIUM
SWAPTIONS                               AMOUNT         DATES          RATE       RECEIVED         VALUE
-------------------------------------------------------------------------------------------------------
Deutsche Bank AG                   $80,820,000        2/3/05         5.685%      $279,148      $209,556
Lehman Brothers International       60,705,000       3/29/05         4.792        600,694       450,542

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY. As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities and currency is as follows:

                                                                                      UNREALIZED
                                 ACQUISITION                   VALUATION AS OF      APPRECIATION
SECURITY                               DATES           COST      DEC. 31, 2004    (DEPRECIATION)
------------------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares               1/4/01    $     2,500            $    --      $     (2,500)
Prandium, Inc.               3/18/99-3/22/99     11,986,000             11,217       (11,974,783)

CURRENCY
Argentine  Peso (ARP)                3/17/04        939,384            934,942            (4,442)
Russian Ruble (RUR)                 12/30/04        364,735            366,445             1,711



                    43 | OPPENHEIMER STRATEGIC INCOME FUND

OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had on loan securities valued at $284,309,105. Cash of $289,426,840 was received as collateral for the loans, of which $179,617,437 has been invested in approved instruments.


                    44 | OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)